Loss on disposal of a subsidiary (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF LOSS ON DISPOSAL OF A SUBSIDIARY
Financial position of Zhengxinhui	June 28, 2021, date of disposal
Current assets	$3
Non-Current assets	$42,653
Net Assets	$42,656
Cash Consideration	$310
Loss on disposal	$42,346